Related Party Transactions (Details) - Schedule of Proportional Cost Allocation Based on Management’s Estimation - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Proportional Cost Allocation Based on Management’s Estimation [Abstract]
Directors’ fees		$ 8,998
Personnel	285,015	330,470
Office and administrative	30,070	47,502
Office rent reimbursement	(48,185)	(31,216)
Total	$ 266,900	$ 355,754